Self Insured Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Self Insured Plans
Stop-loss threshold	$ 175,000	$ 150,000
Liability for claims incurred but not reported	$ 1,166,014	$ 1,304,335